                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07289
                                                      ---------

                         High Yield Municipals Portfolio
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 95.3%

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                   VALUE
-------------------------------------------------------------------------------------------------
COGENERATION -- 2.3%

$         7,000   Maryland Energy Cogeneration, (AES Warrior Run), (AMT),
                  7.40%, 9/1/19                                                 $       7,146,650
          2,876   Ohio Water Development Authority, Solid Waste Disposal,
                  (Bay Shore Power), 6.625%, 9/1/20                                     2,921,958
          2,000   Ohio Water Development Authority, Solid Waste Disposal,
                  (Bay Shore Power), (AMT), 5.875%, 9/1/20                              1,895,260
-------------------------------------------------------------------------------------------------
                                                                                $      11,963,868
-------------------------------------------------------------------------------------------------

EDUCATION -- 1.1%

$         3,000   California Educational Facilities Authority, Residual
                  Certificates, Variable Rate, 12/1/32(1)(2)                    $       3,648,960
          2,000   New Hampshire HEFA, (Colby-Sawyer College),
                  7.50%, 6/1/26(3)                                                      2,105,140
-------------------------------------------------------------------------------------------------
                                                                                $       5,754,100
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.9%

$         3,000   Brazos River Authority, TX, PCR (Texas Energy Co.),
                  (AMT), 6.75%, 4/1/38                                          $       3,366,840
          3,600   City of Memphis, TN, Electric System, Variable Rate,
                  12/1/11(1)(2)                                                         4,742,568
          4,200   Clark County, NV, (Nevada Power), (AMT),
                  5.90%, 10/1/30                                                        3,862,404
          1,250   Connecticut Development Authority, (Connecticut Light and
                  Power), Variable Rate, 9/1/22(1)(4)                                   1,412,600
          2,500   Connecticut Development Authority, (Western Mass Electric),
                  Variable Rate, 9/1/22(1)(4)                                           2,825,200
          3,965   Matagorda County, TX, Navigation District No.1,
                  (Reliant Energy), 5.95%, 5/1/30                                       3,972,652
          4,000   Matagorda County, TX, Navigation District No.1,
                  (Reliant Energy), 8.00%, 5/1/29                                       4,391,400
          1,500   Mississippi Business Finance Corp., (System Energy
                  Resources, Inc.), 5.90%, 5/1/22                                       1,508,145
          5,000   Puerto Rico Electric Power Authority, 5.125%, 7/1/29                  5,142,800
-------------------------------------------------------------------------------------------------
                                                                                $      31,224,609
-------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 4.9%

$        25,000   Bakersfield, CA, (Bakersfield Assisted Living Center),
                  Escrowed to Maturity, 0.00%, 4/15/21                          $      10,814,750
          1,835   Chester, PA, IDA, (Senior Life-Choice of Paoli), (AMT),
                  Prerefunded to 8/1/04, 8.05%, 1/1/24                                  1,954,183
         10,000   Dawson Ridge, CO, Metropolitan District #1, Escrowed to
                  Maturity, 0.00%, 10/1/22                                              3,907,900
          3,500   Dawson Ridge, CO, Metropolitan District #1, Escrowed to
                  Maturity, 0.00%, 10/1/22                                              1,367,765

$         3,700   Forsyth County, GA, Hospital Authority, (Georgia Baptist
                  Health Care System), Escrowed to Maturity,
                  6.375%, 10/1/28                                               $       4,567,909
          2,850   Kimball, NE, EDA, (Clean Harbors), (AMT), Prerefunded
                  to 9/1/06, 10.75%, 9/1/26                                             3,530,409
-------------------------------------------------------------------------------------------------
                                                                                $      26,142,916
-------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 5.0%

 $        2,500   California, 5.00%, 2/1/33                                     $       2,464,225
          5,140   California, 5.50%, 11/1/33                                            5,309,980
          1,195   California, 5.00%, 2/1/32                                             1,178,162
          1,500   California, 5.25%, 11/1/29                                            1,515,270
          2,250   California, 5.25%, 2/1/30                                             2,268,270
          2,000   California, 5.25%, 2/1/33                                             2,016,420
          3,000   New York, NY, Variable Rate, 6/1/28(1)(2)                             3,375,570
          4,100   North Carolina, Variable Rate, 3/1/28(1)(4)                           2,154,714
          5,000   Puerto Rico Commonwealth, Variable Rate, 7/1/29(1)(4)                 5,997,800
-------------------------------------------------------------------------------------------------
                                                                                $      26,280,411
-------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 3.8%

$         2,845   Illinois Development Finance Authority, (Community
                  Rehabilitation Providers), 5.60%, 7/1/19                      $       2,730,034
          1,439   Osceola County, FL, IDA, Community Provider Pooled
                  Loan-93, 7.75%, 7/1/17                                                1,453,030
          2,339   Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 6.75%, 12/1/36                                         2,424,686
          1,206   Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 7.00%, 12/1/36                                         1,258,847
            997   Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 7.00%, 12/1/36                                         1,041,151
          2,176   Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 7.75%, 12/1/36                                         2,259,178
          1,830   Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 7.90%, 12/1/36                                         1,929,277
            343   Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 8.25%, 12/1/36                                           366,221
            780   Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 8.375%, 12/1/36                                          818,474
          2,160   Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 8.50%, 12/1/36                                         2,228,196

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                   VALUE
-------------------------------------------------------------------------------------------------
HEALTH CARE-MISCELLANEOUS (CONTINUED)

$           907   Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 8.70%, 12/1/36                                 $         954,307
          1,813   Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 8.81%, 9/1/36                                          1,914,962
            544   Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 8.875%, 12/1/36                                          576,061
-------------------------------------------------------------------------------------------------
                                                                                $      19,954,424
-------------------------------------------------------------------------------------------------

HOSPITAL -- 4.6%

$         2,500   California Health Facilities Authority, (Cedars Sinai Medical
                  Center), Variable Rate, 12/1/34(1)(4)                         $       2,888,450
          2,220   Chautauqua County, NY, IDA, (Women's Christian
                  Association), 6.40%, 11/15/29                                         2,069,173
          3,685   Forsyth County, GA, Hospital Authority, (Georgia Baptist
                  Health Care System), 6.25%, 10/1/18                                   4,535,572
          2,000   New Hampshire HEFA, (Littleton Hospital), 6.00%, 5/1/28               1,692,220
          1,000   Oklahoma Development Finance Authority, (Hillcrest
                  Healthcare), 5.00%, 8/15/08                                             892,820
          1,500   Oklahoma Development Finance Authority, (Hillcrest
                  Healthcare), 5.20%, 8/15/11                                           1,276,890
          3,010   Oklahoma Development Finance Authority, (Hillcrest
                  Healthcare), 5.625%, 8/15/29                                          2,380,669
          1,500   Oklahoma Development Finance Authority, (Hillcrest
                  Healthcare), 5.75%, 8/15/12                                           1,306,545
          2,560   Oneida County, NY, Industrial Development Agency,
                  (Elizabeth Medical Center), 6.00%, 12/1/29                            2,292,122
            875   Prince George's County, MD, (Greater Southeast Healthcare
                  System), 6.375%, 1/1/13(5)                                              306,250
          5,900   Prince George's County, MD, (Greater Southeast Healthcare
                  System), 6.375%, 1/1/23(5)                                            2,065,000
          2,500   Sullivan County, TN, Health Educational and Housing Facility
                  Board, (Wellmont Health System), 6.25%, 9/1/32                        2,605,000
-------------------------------------------------------------------------------------------------
                                                                                $      24,310,711
-------------------------------------------------------------------------------------------------

HOUSING -- 4.9%

$           730   Atlanta, GA, Urban Residential Finance Authority, (New
                  Community John Hope Project), (AMT), 7.25%, 6/1/07            $         734,657
          2,500   Florida Capital Projects Finance Authority, Student Housing
                  Revenue, (Florida University), 7.75%, 8/15/20                         2,559,850
            865   Florida Capital Projects Finance Authority, Student Housing
                  Revenue, (Florida University), 9.50%, 8/15/05                           863,097
          1,830   Jefferson County, MO, IDA, Multifamily, (Riverview Bend
                  Apartments), (AMT), 6.75%, 11/1/29                                    1,740,001
            485   Jefferson County, MO, IDA, Multifamily, (Riverview Bend
                  Apartments), (AMT), 7.125%, 11/1/29                                     469,402
$         3,775   Maricopa County, AZ, IDA, (National Health Facilities II),
                  6.375%, 1/1/19                                                $       3,302,219
          1,500   Maricopa County, AZ, IDA, (National Health Facilities II),
                  6.625%, 7/1/33                                                        1,266,240
          2,320   Maricopa County, AZ, IDA, (National Health Facilities II),
                  8.00%, 1/1/34                                                         1,933,720
          5,000   Muni Mae Tax-Exempt Bond, LLC, (AMT),
                  6.875%, 6/30/09                                                       5,444,800
          3,290   Oregon Health Authority, (Trillium Affordable Housing),
                  (AMT), 6.75%, 2/15/29                                                 2,987,221
          1,440   Oregon Health Authority, (Trillium Affordable Housing),
                  (AMT), 6.75%, 2/15/29                                                 1,292,616
          1,465   Texas Student Housing Corp., (University of Northern
                  Texas), 9.375%, 7/1/06                                                1,431,701
          2,000   Texas Student Housing Corp., (University of Northern
                  Texas), 11.00%, 7/1/31                                                1,846,420
-------------------------------------------------------------------------------------------------
                                                                                $      25,871,944
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 17.3%

$         2,329   Abia Development Corp., TX, (Austin Cargoport
                  Development), (AMT), 6.50%, 10/1/24                           $       2,099,511
          3,065   Abia Development Corp., TX, (Austin Cargoport
                  Development), (AMT), 9.25%, 10/1/21                                   3,375,025
          2,000   Camden County, NJ, (Holt Hauling), (AMT),
                  9.875%, 1/1/21(5)                                                       357,500
          3,900   Carbon County, UT, (Laidlaw Environmental Services Inc.),
                  (AMT), 7.45%, 7/1/17                                                  4,087,473
          1,665   Dallas-Fort Worth, TX, International Airport Facility
                  Improvements Corp., DRIVERS, Variable
                  Rate, 11/1/18(1)(2)                                                   2,111,020
          9,465   Denver, CO, City and County Special Facilities, (United
                  Airlines), (AMT), 6.875%, 10/1/32(5)                                  6,303,690
          7,750   Effingham County, GA, Solid Waste Disposal, (Fort James),
                  (AMT), 5.625%, 7/1/18                                                 7,258,650
            675   Florence County, SC, (Stone Container), 7.375%, 2/1/07                  684,896
          2,700   Hancock County, KY, (Southwire Co.), (AMT),
                  7.75%, 7/1/25                                                         2,720,925
          4,000   Hardeman County, TN, (Correctional Facilities Corp.),
                  7.75%, 8/1/17                                                         4,213,200
          5,200   Houston, TX, Airport System, (Continental Airlines),
                  6.75%, 7/1/29                                                         4,702,620
          6,965   Indianapolis, IN, Airport Authority, (United Airlines), (AMT),
                  6.50%, 11/15/31(5)                                                    2,458,645
          3,930   Kansas City, MO, IDA, (Airline Cargo Facilities), (AMT),
                  8.50%, 1/1/17                                                         4,097,615
            655   Maryland Economic Development Corp., (Air Cargo),
                  (AMT), 7.34%, 7/1/24                                                    662,441
          2,730   Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24                      2,529,727

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                   VALUE
-------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE (CONTINUED)

$        15,000   Metropolitan Pier & Exposition Authority, (McCormick Place
                  Expansion), (MBIA), 0.00%, 6/15/31                            $       3,532,200
          1,300   Michigan Strategic Fund, (S.D. Warren), (AMT),
                  7.375%, 1/15/22                                                       1,297,244
          3,400   Morgantown, KY, Solid Waste Revenue, (IMCO
                  Recycling, Inc.), (AMT), 7.45%, 5/1/22                                3,272,466
            725   New Albany, IN, IDA, (K-Mart), 7.40%, 6/1/06                            613,488
          2,000   New Jersey EDA, Variable Rate, 6/15/28(1)(4)                          2,124,540
         10,000   New Jersey EDA, (Continental Airlines), (AMT),
                  6.25%, 9/15/29                                                        8,836,800
          4,000   New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(5)               3,955,000
            500   New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18(5)               422,500
          5,995   New York City, NY, Industrial Development Agency,
                  (American Airlines, Inc.), (AMT), 8.50%, 8/1/28                       5,125,905
          2,000   Perry County, KY, TJ International Inc., (AMT),
                  6.55%, 4/15/27                                                        2,107,700
          1,700   Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT),
                  6.25%, 6/1/19                                                         1,393,524
          9,415   Puerto Rico Port Authority, (American Airlines), (AMT),
                  6.25%, 6/1/26                                                         7,391,340
            825   Puerto Rico Port Authority, (American Airlines), (AMT),
                  6.30%, 6/1/23                                                           647,683
          3,000   Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.),
                  6.875%, 10/1/26                                                       3,071,310
-------------------------------------------------------------------------------------------------
                                                                                $      91,454,638
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 0.8%

$         4,000   New York Dormitory Authority, (New York University),
                  (AMBAC), 5.00%, 7/1/41                                        $       4,093,160
-------------------------------------------------------------------------------------------------
                                                                                $       4,093,160
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 2.3%

$         4,000   Anaheim, CA, Public Financing Authority Electric System
                  Distribution Facilities, (FSA), 5.00%, 10/1/31                $       4,114,520
          4,500   California Pollution Control Financing Authority, PCR,
                  (Pacific Gas and Electric), (MBIA), 5.35%, 12/1/16                    4,854,645
          1,500   Matagorda County, TX, Navigation District No. 1,
                  (Centerpoint Energy, Inc./Houston Light & Power Co.),
                  (MBIA), 4.00%, 10/15/15                                               1,521,495
          1,500   Puerto Rico Electric Power Authority, RITES, (FSA),
                  Variable Rate, 7/1/20(1)(2)                                           1,767,480
-------------------------------------------------------------------------------------------------
                                                                                $      12,258,140
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 1.7%

$         1,000   California, Residual Certificates, (AMBAC), Variable Rate,
                  10/1/30(1)(2)                                                 $       1,184,310
$         1,520   California, RITES, (AMBAC), Variable Rate, 2/1/23(1)(2)       $       1,796,473
          4,900   Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                       5,886,174
-------------------------------------------------------------------------------------------------
                                                                                $       8,866,957
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.1%

$         2,415   California Statewide Communities Development Authority,
                  (Sutter Health), Residual Certificates, (FSA), Variable
                  Rate, 8/15/27(1)(2)                                           $       3,046,812
          3,000   Franklin County, OH, (Ohio Health Corp.), (MBIA),
                  5.00%, 5/15/33                                                        3,061,260
-------------------------------------------------------------------------------------------------
                                                                                $       6,108,072
-------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 3.3%

$        10,200   Connecticut State Development Authority, (Aquarion
                  Water Co. of Connecticut), (XLCA), (AMT),
                  5.00%, 7/1/38(3)                                              $      10,217,646
          7,250   Municipal Energy Agency, NE, (Power Supply System),
                  (FSA), 5.00%, 4/1/36                                                  7,457,930
-------------------------------------------------------------------------------------------------
                                                                                $      17,675,576
-------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.8%

$        10,000   New Jersey Economic Development Authority,
                  (School Facilities), (AMBAC), 4.375%, 9/1/29                  $       9,597,900
-------------------------------------------------------------------------------------------------
                                                                                $       9,597,900
-------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.5%

$         2,500   Harris County-Houston, TX, Sports Authority, (MBIA),
                  5.25%, 11/15/40                                               $       2,602,900
-------------------------------------------------------------------------------------------------
                                                                                $       2,602,900
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.1%

$            75   South Orange County, CA, Public Financing Authority,
                  (FGIC), DRIVERS, Variable Rate, 8/15/15(1)(2)                 $         366,000
-------------------------------------------------------------------------------------------------
                                                                                $         366,000
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.8%

$         5,480   California Infrastructure and Economic Development,
                  (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33(6)            $       5,647,962
          2,985   Monroe County, NY, Airport Authority, (MBIA), DRIVERS,
                  (AMT), Variable Rate, 1/1/18(1)(4)                                    3,900,529
          2,000   New Jersey Turnpike Authority, RITES, (MBIA), Variable
                  Rate, 7/1/23(1)(2)                                                    2,485,200
          7,000   New York and New Jersey Port Authority, (FSA),
                  5.00%, 4/15/32                                                        7,244,090

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                   VALUE
-------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)

$         2,500   Puerto Rico Highway and Transportation Authority, (CIFG),
                  5.00%, 7/1/23                                                 $       2,641,225
          3,000   Puerto Rico Highway and Transportation Authority, (FSA),
                  Variable Rate, 7/1/32(1)(2)                                           3,350,550
-------------------------------------------------------------------------------------------------
                                                                                $      25,269,556
-------------------------------------------------------------------------------------------------

NURSING HOME -- 4.6%

$         3,310   Bell County, TX, (Heritage Oaks Healthcare),
                  6.70%, 6/1/29                                                 $       2,290,255
          3,060   Clovis, NM, IDR, (Retirement Ranches, Inc.),
                  7.75%, 4/1/19                                                         3,167,039
          2,300   Colorado HFA, (Volunteers of America), 5.75%, 7/1/20                  2,056,890
          3,600   Colorado HFA, (Volunteers of America), 5.875%, 7/1/28                 3,114,360
          1,100   Colorado HFA, (Volunteers of America), 6.00%, 7/1/29                    971,179
          2,500   Massachusetts IFA, (Age Institute of Massachusetts),
                  8.05%, 11/1/25                                                        2,489,350
          1,190   Mississippi Business Finance Corp., (Magnolia Healthcare),
                  7.99%, 7/1/25                                                         1,217,418
          1,930   Ohio HFA, Retirement Rental Housing, (Encore Retirement
                  Partners), 6.75%, 3/1/19                                              1,657,330
          3,838   Tarrant County, TX, Health Facilities Authority,
                  8.00%, 9/1/25(5)                                                        577,064
          1,475   Tarrant County, TX, Health Facilities Authority, (3927
                  Foundation), 10.125%, 9/1/09(5)                                          44,254
          4,328   Tarrant County, TX, Health Facilities Authority, (3927
                  Foundation), 10.25%, 9/1/19(5)                                          129,853
          3,200   Westmoreland, PA, (Highland Health Systems, Inc.),
                  9.25%, 6/1/22                                                         3,249,472
          3,739   Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
                  7.00%, 8/1/29                                                         3,491,760
-------------------------------------------------------------------------------------------------
                                                                                $      24,456,224
-------------------------------------------------------------------------------------------------

OTHER REVENUE -- 9.0%

$         6,000   California Statewide Communities Development Authority,
                  (East Valley Tourist Development Authority),
                  8.25%, 10/1/14                                                $       5,694,240
          3,000   California Statewide Communities Development Authority,
                  (East Valley Tourist Development Authority),
                  11.00%, 10/1/20                                                       3,017,250
          3,800   Capital Trust Agency, FL, (Seminole Tribe Convention),
                  8.95%, 10/1/33                                                        4,472,182
          8,700   Capital Trust Agency, FL, (Seminole Tribe Convention),
                  10.00%, 10/1/33                                                      10,825,497
          9,125   Golden Tobacco Securitization Corp., CA, Variable
                  Rate, 8/10/11(1)(4)                                                   9,156,481
          3,300   Golden Tobacco Securitization Corp., CA, Variable
                  Rate, 6/1/31(1)(4)                                                    3,351,876
$         3,670   Iowa Finance Authority, (Southbridge Mall),
                  6.375%, 12/1/13                                               $       3,409,687
          1,200   Puerto Rico Infrastructure Financing Authority,
                  Variable Rate, 10/1/32(1)(2)                                          1,803,180
          2,609   Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13                   2,637,637
          3,525   Tobacco Settlement Financing Corp., NJ, Variable
                  Rate, 6/1/39(1)(4)                                                    3,398,523
-------------------------------------------------------------------------------------------------
                                                                                $      47,766,553
-------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 8.8%

$         7,745   Albuquerque, NM, Retirement Facilities, (La Vida Liena
                  Retirement Center), 6.60%, 12/15/28                           $       7,541,461
          2,500   Arizona Health Facilities Authority, (Care Institute, Inc. -
                  Mesa), 7.625%, 1/1/26(7)                                              1,966,775
          1,000   Chester, PA, IDA, (Senior Life-Choice of Kimberton),
                  (AMT), 8.50%, 9/1/25                                                  1,039,270
          3,500   Delaware County, PA, (White Horse Village),
                  7.30%, 7/1/14                                                         3,603,110
          1,585   Delaware County, PA, IDA, (Glen Riddle), (AMT),
                  8.625%, 9/1/25                                                        1,658,671
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 1/1/13                                                           430,720
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 7/1/13                                                           410,850
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 1/1/14                                                           390,050
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 7/1/14                                                           371,970
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 1/1/15                                                           352,820
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 7/1/15                                                           335,620
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 1/1/16                                                           319,220
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 7/1/16                                                           303,570
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 1/1/17                                                           288,600
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 7/1/17                                                           274,490
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 1/1/18                                                           261,020
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 7/1/18                                                           248,180
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 1/1/19                                                           236,040
          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                  0.00%, 7/1/19                                                           224,430

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                   VALUE
-------------------------------------------------------------------------------------------------
SENIOR LIVING / LIFE CARE (CONTINUED)

$         1,870   Grove City, PA, Area Hospital Authority, (Grove Manor),
                  6.625%, 8/15/29                                               $       1,870,411
          3,530   Illinois Development Finance Authority, (Care Institute,
                  Inc. - Illinois), 7.80%, 6/1/25                                       3,633,500
          7,500   Kansas City, MO, IDA, (Kingswood United Methodist
                  Manor), 5.875%, 11/15/29                                              6,514,125
          5,220   Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                 4,834,138
          6,470   Minneapolis, MN, (Walker Methodist Senior Services),
                  6.00%, 11/15/28                                                       5,383,687
          5,205   North Miami, FL, Health Care Facilities, (Imperial Club),
                  8.00%, 1/1/33                                                         3,877,100
-------------------------------------------------------------------------------------------------
                                                                                $      46,369,828
-------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 2.9%

$         2,240   Bell Mountain Ranch, CO, Metropolitan District,
                  6.625%, 11/15/25                                              $       2,302,474
          3,395   Bell Mountain Ranch, CO, Metropolitan District,
                  7.375%, 11/15/19                                                      3,639,847
          3,800   Cottonwood, CO, Water and Sanitation District,
                  7.75%, 12/1/20                                                        4,042,554
          5,000   Massachusetts Bay Transportation Authority, Sales Tax,
                  5.00%, 7/1/32                                                         5,138,100
-------------------------------------------------------------------------------------------------
                                                                                $      15,122,975
-------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.3%

$           930   Eagle County, CO, (Eagle County Airport Terminal), (AMT),
                  7.00%, 5/1/21                                                 $         911,651
          1,375   Eagle County, CO, (Eagle County Airport Terminal), (AMT),
                  7.125%, 5/1/31                                                        1,338,576
            450   Eagle County, CO, (Eagle County Airport Terminal), (AMT),
                  7.50%, 5/1/21                                                           461,759
          5,000   New Jersey Transportation Trust Fund Authority, Variable
                  Rate, 6/15/17(1)(4)                                                   5,618,350
          5,250   Northwest Arkansas Regional Airport Authority, (AMT),
                  7.625%, 2/1/27                                                        5,626,268
          3,500   Port Authority of New York and New Jersey,
                  5.00%, 9/1/38                                                         3,594,430
-------------------------------------------------------------------------------------------------
                                                                                $      17,551,034
-------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.5%

$         1,800   Metropolitan Water District, CA, (Southern California
                  Waterworks), Variable Rate, 1/1/18(1)(2)                      $       2,452,626
-------------------------------------------------------------------------------------------------
                                                                                $       2,452,626
-------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS
   (IDENTIFIED COST $493,433,681)                                               $     503,515,122
-------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                                            PRINCIPAL
                                                            AMOUNT
SECURITY                                                    (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Authority, Variable
Rate, 6/1/08                                                $         10,000    $      10,000,000

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $10,000,000)                                             $      10,000,000
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.2%
   (IDENTIFIED COST $503,433,681)                                               $     513,515,122
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.8%                                          $      14,982,595
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $     528,497,717
-------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

At January 31, 2004, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

California                                                        14.5%
Others, representing less than 10% individually                   80.8%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 16.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.1% to 6.4% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond.

(5)  Non-income producing security.

(6) Security (or a portion thereof) has been segregated to cover when-issued securities.

(7)  The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2004

ASSETS

Investments, at value
   (identified cost, $503,433,681)                                           $    513,515,122
Receivable for investments sold                                                    10,218,839
Interest receivable                                                                10,836,524
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 $    534,570,485
---------------------------------------------------------------------------------------------

LIABILITIES

Demand note payable                                                          $      1,300,000
Payable for daily variation margin on open financial futures contracts                800,000
Payable for when-issued securities                                                  3,899,875
Due to bank                                                                            19,368
Accrued expenses                                                                       53,525
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                            $      6,072,768
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                    $    528,497,717
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                      $    521,088,638
Net unrealized appreciation (computed on the basis of identified cost)              7,409,079
---------------------------------------------------------------------------------------------
TOTAL                                                                        $    528,497,717
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
JANUARY 31, 2004

INVESTMENT INCOME

Interest                                                                     $     32,429,328
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      $     32,429,328
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                       $      2,581,585
Trustees' fees and expenses                                                            18,801
Custodian fee                                                                         163,334
Legal and accounting services                                                          36,936
Miscellaneous                                                                          34,645
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                               $      2,835,301
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                        $     29,594,027
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                           $        (78,027)
   Financial futures contracts                                                      2,837,187
   Interest rate swap contracts                                                      (850,000)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                            $      1,909,160
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                       $     21,146,491
   Financial futures contracts                                                     (2,553,033)
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                         $     18,593,458
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                             $     20,502,618
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $     50,096,645
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED          YEAR ENDED
                                                     JANUARY 31, 2004    JANUARY 31, 2003
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                             $     29,594,027    $     26,710,778
   Net realized gain (loss)                                 1,909,160         (21,333,592)
   Net change in unrealized
      appreciation (depreciation)                          18,593,458          22,192,449
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $     50,096,645    $     27,569,635
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $    211,911,695    $     93,176,293
   Withdrawals                                           (106,669,582)        (94,678,809)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $    105,242,113    $     (1,502,516)
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $    155,338,758    $     26,067,119
-----------------------------------------------------------------------------------------


NET ASSETS

At beginning of year                                 $    373,158,959    $    347,091,840
-----------------------------------------------------------------------------------------
AT END OF YEAR                                       $    528,497,717    $    373,158,959
-----------------------------------------------------------------------------------------

                        See notes to financial statements

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004

FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                                   YEAR ENDED JANUARY 31,
                                                          -----------------------------------------------------------------------
                                                              2004           2003         2002(1)         2001           2000
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
Expenses                                                         0.68%          0.71%          0.70%          0.72%          0.68%
Expenses after custodian fee reduction                           0.68%          0.71%          0.70%          0.72%          0.67%
Net investment income                                            7.08%          7.32%          6.69%          6.86%          6.25%
Portfolio Turnover                                                 40%            15%            24%            29%            58%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                 12.64%          7.72%          5.55%            --             --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $   528,498    $   373,159    $   347,092    $   328,134    $   338,925
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change for the year ended January 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

HIGH YIELD MUNCIPALS PORTFOLIO AS OF JANUARY 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At January 31, 2004, the Eaton Vance High Yield Municipals Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E INTEREST RATE SWAPS -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, the Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements in unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K OTHER -- Investment transactions are accounted for on a trade date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the year ended January 31, 2004, the fee was equivalent to 0.62% of the Portfolio's average net assets for such period and amounted to $2,581,585. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $277,057,259 and $163,186,894, respectively, for the year ended January 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2004 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                $  504,113,936
   ----------------------------------------------------------------------------
   Gross unrealized appreciation                                 $   32,174,639
   Gross unrealized depreciation                                    (22,773,453)
   ----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                   $    9,401,186
   ----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2004 the Portfolio had a balance outstanding pursuant to this line of credit of $1,300,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at January 31, 2004 is as follows:

   FUTURES CONTRACTS

   EXPIRATION                                                   NET UNREALIZED
   DATE(S)           CONTRACTS                   POSITION        DEPRECIATION
   ---------------------------------------------------------------------------
   3/04              950 U.S. Treasury Bond      Short          $   (2,403,022)
   ---------------------------------------------------------------------------
   3/04              200 U.S. Treasury Note      Short                (269,340)
   ---------------------------------------------------------------------------
                                                                $   (2,672,362)
   ---------------------------------------------------------------------------

   At January 31, 2004, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

HIGH YIELD MUNICIPALS PORTFOLIO as of January 31, 2004

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS OF
HIGH YIELD MUNICIPALS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Municipals Portfolio (the "Portfolio") as of January 31, 2004 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of High Yield Municipals Portfolio as of January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 18, 2004

EATON VANCE HIGH YIELD MUNICIPALS FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust II (the Trust) and High Yield Municipals Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                                                                                            NUMBER OF
                          POSITION(S)         TERM OF                                      PORTFOLIOS
                           WITH THE          OFFICE AND                                  IN FUND COMPLEX
       NAME AND            TRUST AND         LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY
    DATE OF BIRTH        THE PORTFOLIO        SERVICE         DURING PAST FIVE YEARS        TRUSTEE(1)     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz       Trustee          Since 1998     Chairman, President and            193           Director of National
11/28/59                                                    Chief Executive Officer of                        Financial Partners
                                                            National Financial
                                                            Partners (financial
                                                            services company) (since
                                                            April 1999). President and
                                                            Chief Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            adviser) (July 1997 to
                                                            April 1999) and a Director
                                                            of Baker, Fentress &
                                                            Company, which owns John
                                                            A. Levin & Co. (July 1997 to
                                                            April 1999). Ms. Bibliowicz
                                                            is an interested person
                                                            because of her affiliation
                                                            with a brokerage firm.

James B. Hawkes           Trustee and       Trustee and     Chairman, President and            196              Director of EVC
11/9/41                  Vice President    Vice President   Chief Executive Officer of
                                            of the Trust    BMR, EVC, EVM and EV;
                                           since 1993; of   Director of EV; Vice
                                           the Portfolio    President and Director of
                                             since 1995     EVD. Trustee and/or
                                                            officer of 195 registered
                                                            investment companies in
                                                            the Eaton Vance Fund
                                                            Complex. Mr. Hawkes is an
                                                            interested person because
                                                            of his positions with BMR,
                                                            EVM, EVC and EV, which are
                                                            affiliates of the Fund and
                                                            the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III        Trustee        Trustee of the   Jacob H. Schiff Professor          196           Director of Tiffany &
2/23/35                                     Trust since     of Investment Banking                               Co. (specialty
                                            1993; of the    Emeritus, Harvard                                retailer) and Telect,
                                          Portfolio since   University Graduate School                               Inc.
                                                1995        of Business Administration.                       (telecommunication
                                                                                                               services company)

William H. Park             Trustee          Since 2003     President and Chief                193                   None
9/19/47                                                     Executive Officer, Prizm
                                                            Capital Management, LLC
                                                            (investment management
                                                            firm) (since 2002).
                                                            Executive Vice President
                                                            and Chief Financial
                                                            Officer, United Asset
                                                            Management Corporation (a
                                                            holding company owning
                                                            institutional investment
                                                            management firms)
                                                            (1982-2001).

Ronald A. Pearlman          Trustee          Since 2003     Professor of Law,                  193                   None
7/10/40                                                     Georgetown University Law
                                                            Center (since 1999). Tax
                                                            Partner, Covington &
                                                            Burling, Washington, DC
                                                            (1991-2000).

                                                                                            NUMBER OF
                          POSITION(S)         TERM OF                                      PORTFOLIOS
                           WITH THE          OFFICE AND                                  IN FUND COMPLEX
       NAME AND            TRUST AND         LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY
    DATE OF BIRTH         PORTFOLIOS          SERVICE         DURING PAST FIVE YEARS        TRUSTEE(1)     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer            Trustee        Trustee of the   President, Chief Executive         196                   None
9/21/35                                     Trust since     Officer and a Director of
                                            1993; of the    Asset Management Finance
                                          Portfolio since   Corp. (a specialty finance
                                                1995        company serving the
                                                            investment management
                                                            industry) (since
                                                            October 2003). President,
                                                            Unicorn Corporation (an
                                                            investment and financial
                                                            advisory services company)
                                                            (since September 2000).
                                                            Formerly, Chairman,
                                                            Hellman, Jordan Management
                                                            Co., Inc. (an investment
                                                            management company)
                                                            (2000-2003). Formerly,
                                                            Advisory Director of
                                                            Berkshire Capital
                                                            Corporation (investment
                                                            banking firm) (2002-2003).
                                                            Formerly, Chairman of the
                                                            Board, United Asset
                                                            Management Corporation (a
                                                            holding company owning
                                                            institutional investment
                                                            management firms) and
                                                            Chairman, President and
                                                            Director, UAM Funds
                                                            (mutual funds) (1980-2000).

Lynn A. Stout               Trustee          Since 1998     Professor of Law,                  196                   None
9/14/57                                                     University of California
                                                            at Los Angeles School of
                                                            Law (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown University
                                                            Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)            TERM OF
                                WITH THE            OFFICE AND
       NAME AND                TRUST AND             LENGTH OF                             PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH            THE PORTFOLIO            SERVICE                              DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter               President           President of the      Vice President of EVM and BMR. Officer of 127
8/20/43                                         Trust since 1993; of     registered investment companies managed by EVM or BMR.
                                                   the Portfolio
                                                     since 1995

Robert B. MacIntosh          Vice President     Vice President of the    Vice President of EVM and BMR. Officer of 127
1/22/57                                          Trust since 1993; of    registered investment companies managed by EVM or BMR.
                                                 the Portfolio since
                                                         2003

Thomas M. Metzold          Vice President of         Since 1995          Vice President of EVM and BMR. Officer of 7 registered
8/3/58                       the Portfolio                               investment companies managed by EVM or BMR.

Alan R. Dynner                 Secretary             Since 1997          Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                 BMR, EVM, EVD, EV and EVC. Officer of 196 registered
                                                                         investment companies managed by EVM or BMR.

Barbara E. Campbell         Treasurer of the        Since 2002(2)        Vice President of EVM and BMR. Officer of
6/19/57                        Portfolio                                 196 registered investment companies managed by EVM or
                                                                         BMR.

James L. O'Connor           Treasurer of the         Since 1993          Vice President of BMR, EVM and EVD. Officer of
4/1/45                           Trust                                   117 registered investment companies managed by EVM or
                                                                         BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Campbell served as Assistant Treasurer since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended January 31, 2003, and 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED                                      1/31/04     1/31/03
---------------------------------------------------------------------
Audit Fees                                      $  36,895   $  40,664

Audit-Related Fees(1)                           $       0   $       0

Tax Fees(2)                                     $   4,000   $   3,800

All Other Fees(3)                               $       0   $       0
                                                ---------------------

Total                                           $  40,895   $  44,464
                                                =====================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by the registrant's principal accountant for the last two fiscal years of the registrant.

YEARS ENDED                                      1/31/03     1/31/04
---------------------------------------------------------------------
Registrant                                      $   3,800   $   4,000

Eaton Vance Corp.(1)                            $ 331,017   $ 458,858

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGH YIELD MUNICIPALS PORTFOLIO


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  March 18, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ Barbara E. Campbell
       -----------------------
       Barbara E. Campbell
       Treasurer


Date:  March 18, 2004
       --------------

By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  March 18, 2004
       --------------